Debt (Details) (USD $)	3 Months Ended
	Dec. 27, 2013		Sep. 27, 2013
Debt:
Debt	$ 1,623,000,000		$ 1,463,000,000
Less current portion	180,000,000		20,000,000
Long-term debt	1,443,000,000		1,443,000,000
Available line of credit under revolving credit agreement	1,000,000,000
Line Of Credit Facility Restricted Amount	160,000,000
Amounts drawn under revolving credit facilities	0		0
Description of variable interest rate basis	LIBOR
Carrying amount
Debt:
Debt instrument, fair value	1,603,000,000		1,443,000,000
Total
Debt:
Debt instrument, fair value	1,808,000,000		1,676,000,000
Fair Value, Debt Subject to Fair Value Measurement, Fair Value, Actively Traded	1,648,000,000		1,676,000,000
Commercial paper
Debt:
Less current portion	160,000,000	[1]	0	[1]
Debt instrument, fair value	160,000,000
Available line of credit under revolving credit agreement	1,000,000,000
Short-term Debt, Weighted Average Interest Rate	0.31%
3.375% public notes due 2015
Debt:
Debt	258,000,000		258,000,000
Debt stated interest rate (as a percent)	3.375%		3.375%
3.75% public notes due 2018
Debt:
Debt	67,000,000		67,000,000
Debt stated interest rate (as a percent)	3.75%		3.75%
8.5% public notes due 2019
Debt:
Debt	364,000,000		364,000,000
Debt stated interest rate (as a percent)	8.50%		8.50%
7.0% public notes due 2019
Debt:
Debt	246,000,000		246,000,000
Debt stated interest rate (as a percent)	7.00%		7.00%
6.875% public notes due 2021
Debt:
Debt	466,000,000		466,000,000
Debt stated interest rate (as a percent)	6.875%		6.875%
4.625% public notes due 2023
Debt:
Debt	42,000,000		42,000,000
Debt stated interest rate (as a percent)	4.625%		4.625%
Other
Debt:
Debt	20,000,000	[1],[2]	20,000,000	[1],[2]
Less current portion	$ 20,000,000		$ 20,000,000

[1]	Commercial paper and $20 million of the amount shown as other, comprises the current portion of the Company's total debt as of December 27, 2013.
[2]	$20 million of the amount shown as other, comprises the current portion of the Company's total debt as of September 27, 2013.